Goodwill and Intangible Assets, Net - Goodwill - Additional Information (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill			¥ 194,754,963	¥ 194,754,963	$ 30,561,304	¥ 200,478,795
Decrease in goodwill	¥ 5,723,832	¥ 5,723,832
Goodwill impairment			¥ 0	¥ 0
Huanqiuyimeng
Goodwill
Percentage of equity interest acquired						100.00%
Goodwill						¥ 200,478,795